Commitments and Contingencies (Details Narrative)				3 Months Ended	12 Months Ended
	Jul. 30, 2020 $ / shares	Jul. 28, 2016 USD ($)	Jul. 28, 2016 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 12, 2018 USD ($)
Ownership percentage					100.00%
Reverse stock split description	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company's issued and outstanding ordinary shares				A one (1)-for-six (6) reverse stock split of the Company's issued and outstanding ordinary shares was effective on July 30, 2020 (the "Reverse Stock Split").
Share issued price per share | $ / shares	$ 2.04
Accrued contingent liability					$ 89,000
Subsequent Event [Member]
Net proceeds raised from additional injection				$ 13,100,000
Asia Taoping PTE. LTD [Member]
Ownership percentage						10.00%
Registered capital						$ 369,000
Kejian [Member]
Preferential payment received		$ 89,000
Kejian [Member] | RMB [Member]
Preferential payment received | ¥			¥ 550,000